ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Jun. 18, 2025	Jun. 13, 2025	Mar. 31, 2025	Nov. 28, 2024
IPO [Member] | Subsequent Event [Member]
Number of shares issued	487,500	3,250,000
Number of shares issued, per share	$ 4.00	$ 4.00
Number of shares issued		$ 13.0
Purchase of warrant, term		5 years
Purchase of warrant	24,375	162,500
Purchase of warrant, per share	$ 5.00	$ 5.00
Vantage (BVI) Corporation [Member]
Percentage of direct or indirect interests			100.00%	100.00%
Vantage Corp [Member]
Percentage of direct or indirect interests			100.00%	100.00%